Tax Increment Financing (Details Textual) (USD $) In Millions, unless otherwise specified	1 Months Ended
Feb. 28, 2007
Tax Increment Financing [Line Items]
Proceeds From Tax Increment Revenue Noted Issued	$ 6.0
Debt Instrument, Interest Rate, Stated Percentage	7.85%